INTEREST RATE SWAP DERIVATIVES - Derivative Instruments (Q2) (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021 USD ($) instrument	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument
GSA and EcoThrift | Swap
Receivables with Imputed Interest [Line Items]
Derivative, aggregate cost of hedge		$ 23,900
Dinan Cars | Swap
Receivables with Imputed Interest [Line Items]
Derivative, aggregate cost of hedge			$ 47,000
Interest Rate Swaps
Receivables with Imputed Interest [Line Items]
Number of Instruments | instrument		4		8	12
Notional Amount		$ 26,291,600		$ 36,617,164
Weighted Average Fixed Pay Rate		4.55%		3.35%	3.87%
Weighted Average Remaining Term	2 years 2 months 12 days	2 years 7 months 6 days
Minimum
Receivables with Imputed Interest [Line Items]
Notional Amount		$ 24,935,999		$ 34,989,063
Minimum | Interest Rate Swaps
Receivables with Imputed Interest [Line Items]
Notional Amount				$ 34,989,063	$ 45,514,229
LIBOR | Minimum | Interest Rate Swaps
Receivables with Imputed Interest [Line Items]
Reference Rate		4.05%		3.13%	2.76%
LIBOR | Maximum | Interest Rate Swaps
Receivables with Imputed Interest [Line Items]
Reference Rate		5.16%		5.16%	5.16%